Investment securities - Schedule of All Securities and Other Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IFRS Statement [Line Items]
Investment securities	$ 1,428,990	$ 1,201,930
Gross amount
IFRS Statement [Line Items]
Investment securities	1,429,973	1,203,241
Principal
IFRS Statement [Line Items]
Investment securities	1,414,634	1,189,325
Interest receivable
IFRS Statement [Line Items]
Investment securities	15,339	13,916
Allowance
IFRS Statement [Line Items]
Investment securities	(983)	(1,311)
Amortized cost
IFRS Statement [Line Items]
Investment securities	1,359,514	1,102,444
Financial assets	1,360,497	1,103,755
Amortized cost | Gross amount
IFRS Statement [Line Items]
Investment securities	1,360,497	1,103,755
Financial assets	1,360,497	1,103,755
Amortized cost | Principal
IFRS Statement [Line Items]
Investment securities	1,345,742	1,090,577
Amortized cost | Interest receivable
IFRS Statement [Line Items]
Investment securities	14,755	13,178
Amortized cost | Allowance
IFRS Statement [Line Items]
Investment securities	(983)	(1,311)
Financial assets	983	1,311	$ 1,632
FVOCI
IFRS Statement [Line Items]
Investment securities	69,476	99,486
FVOCI | Gross amount
IFRS Statement [Line Items]
Investment securities	69,476	99,486
FVOCI | Principal
IFRS Statement [Line Items]
Investment securities	68,892	98,748
FVOCI | Interest receivable
IFRS Statement [Line Items]
Investment securities	584	738
FVOCI | Allowance
IFRS Statement [Line Items]
Investment securities	0	0
Financial assets	$ 16	$ 23	$ 1